Restricted Share Units (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Restricted Share Units [Abstract]
Share-based compensation	$ 118,004	$ 132,513
Share issued (in Shares)	34,630
Fair value amount	$ 77,632